Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Current Liabilities
Schedule of Other Current Liabilities

Other current liabilities (in EUR thousands)	December 31, 2019	December 31, 2018
Accrual for employee bonuses	1.731	2,099
Accrual for outstanding vacation	403	315
Payroll tax	135	267
Wages and salaries	212	141
Social security	21	13
Other	63	44
Total other current liabilities	2,565	2,879